Revenues - Summary of Cumulative Adjustment Made to Balance Sheet due to Changes in Accounting for Incremental Costs of Obtaining Contracts with Customers (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Contract assets	$ 2,649	$ 3,796
Total current assets	40,070	18,237			$ 65,863
Total assets	135,497	119,915			163,364
Liabilities and stockholders' deficit
Contract liabilities - current	15,948	14,537		$ 8,200	7,952
Total current liabilities	99,152	55,443			100,300
Contract liabilities - long-term	196	2,559
Total liabilities	265,740	152,728			181,659
Accumulated deficit	(428,125)	(223,984)			(203,799)
Total Stockholders' (Deficit) Equity	(304,811)	(207,381)	$ (183,415)		(189,616)	$ (127,789)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 135,497	119,915			163,364
Adjusted [Member]
Assets
Contract assets				337
Total current assets				66,200
Contract assets - long-term				281
Total assets				163,982
Liabilities and stockholders' deficit
Contract liabilities - current				8,166
Total current liabilities				100,514
Contract liabilities - long-term				1,054
Total liabilities				182,927
Accumulated deficit				(204,449)
Total Stockholders' (Deficit) Equity				(190,266)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit				$ 163,982
ASC 606 [Member]
Assets
Contract assets					337
Total current assets					337
Contract assets - long-term					281
Total assets					618
Liabilities and stockholders' deficit
Contract liabilities - current					214
Total current liabilities					214
Contract liabilities - long-term					1,054
Total liabilities					1,268
Accumulated deficit					(650)
Total Stockholders' (Deficit) Equity		(650)			(650)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit					$ 618
ASC 605 [Member]
Assets
Contract assets		3,515
Liabilities and stockholders' deficit
Contract liabilities - current		14,030
Contract liabilities - long-term		2,559
Accumulated deficit		$ (223,196)